Other receivables and assets (Movements of other receivables provision for doubtful accounts) (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Other receivables and assets [abstract]
Beginning of the year	¥ (28,961)	¥ (27,957)	¥ (29,644)
Provision	(5,890)	(1,011)	(9)
Reversal/write-off	972	7	1,696
End of the year	¥ (33,879)	¥ (28,961)	¥ (27,957)